UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Damian Resnik
Title:    Chief Compliance Officer
Phone:    (441) 296-0222

Signature, Place and Date of Signing:

/s/ Damian Resnik                   Hamilton, Bermuda         August 14, 2009
----------------------              ------------------        -----------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:      $199,640
                                             (thousands)

List of Other Included Managers:

Form 13F File Number            Name

None.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2    COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE     SHARED  NONE
AIRMEDIA GROUP INC            SPONSORED ADR    009411109      667      103,600  SH        SOLE        NONE      103,600
AK STL HLDG CORP              COM              001547108    2,879      150,000  SH        SOLE        NONE      150,000
ALPHA NATURAL RESOURCES INC   COM              02076X102    2,669      101,600  SH        SOLE        NONE      101,600
BAIDU INC                     SPON ADR REP A   056752108    2,047        6,800  SH        SOLE        NONE        6,800
CONSOL ENERGY INC             COM              20854P109    2,645       77,900  SH        SOLE        NONE       77,900
CORNING INC                   COM              219350105   14,245      887,000  SH        SOLE        NONE      887,000
CTRIP COM INTL LTD            ADR              22943F100      903       19,500  SH        SOLE        NONE       19,500
DESARROLLADORA HOMEX S A DE   SPONSORED ADR    25030W100    4,117      147,600  SH        SOLE        NONE      147,600
E HOUSE CHINA HLDGS LTD       ADR              26852W103      808       52,300  SH        SOLE        NONE       52,300
FORD MTR CO DEL               COM PAR $0.01    345370860    8,498    1,400,000  SH        SOLE        NONE    1,400,000
GIANT INTERACTIVE GROUP INC   ADR              374511103      634       78,100  SH        SOLE        NONE       78,100
ISHARES TR                    MSCI EMERG MKT   464287234   93,950    2,915,000  SH        SOLE        NONE    2,915,000
MARTIN MARIETTA MATLS INC     COM              573284106    3,210       40,700  SH        SOLE        NONE       40,700
MASSEY ENERGY CORP            COM              576206106    2,706      138,500  SH        SOLE        NONE      138,500
MECHEL OAO                    SPONSORED ADR    583840103    7,588      908,800  SH        SOLE        NONE      908,800
NETEASE COM INC               SPONSORED ADR    64110W102    1,910       54,300  SH        SOLE        NONE       54,300
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107    1,947       28,900  SH        SOLE        NONE       28,900
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109    7,169      609,100  SH        SOLE        NONE      609,100
PEABODY ENERGY CORP           COM              704549104    2,648       87,800  SH        SOLE        NONE       87,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   11,626      283,700  SH        SOLE        NONE      283,700
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101    4,737      142,000  SH        SOLE        NONE      142,000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD   73936B408      776       30,500  SH        SOLE        NONE       30,500
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR    81941Q203    1,795       34,300  SH        SOLE        NONE       34,300
UNITED STATES STL CORP NEW    COM              912909108    8,667      242,500  SH        SOLE        NONE      242,500
VULCAN MATLS CO               COM              929160109    3,168       73,500  SH        SOLE        NONE       73,500
WALTER ENERGY INC             COM              93317Q105    2,682       74,000  SH        SOLE        NONE       74,000
YAHOO INC                     COM              984332106    4,949      316,000  SH        SOLE        NONE      316,000

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